Related Party Transactions and Balances (Details Narrative) - USD ($)	12 Months Ended		13 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Consulting fees	$ 34,632	$ 46,238	$ 98,585
Directors' fees	1,714,508
Officer [Member]
IfrsStatementLineItems [Line Items]
Consulting fees	6,283	42,735
Director [Member]
IfrsStatementLineItems [Line Items]
Directors' fees	$ 42,247	$ 501,219